Accounts Receivable - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable
Accounts receivable	¥ 449,478	$ 61,850	¥ 482,365
Less: allowance for doubtful accounts	(6,373)	(877)	(6,373)
Accounts receivable, net	¥ 443,105	$ 60,973	¥ 475,992